Severance and Retirement Plans (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Reconciliation Of Beginning And Ending Balances Of The Benefit Obligations

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Change in benefit obligation:
Benefit obligation, beginning of year	¥3,902	¥3,246	$39,494
Service cost	254	132	1,606
Interest cost	33	15	183
Actuarial loss	25	—	—
Benefits paid	(167)	(1,406)	(17,107)
Effects of transitions to defined contribution plans	—	(1,759)	(21,402)
Curtailments and settlements	(801)	¥(228)	$(2,774)

Benefit obligation, end of year	¥3,246	—	—

Change in plan assets:
Fair value of plan assets, beginning of year	¥2,237	¥1,403	$17,070
Actual return on plan assets	(49)	14	170
Employer contribution	199	100	1,217
Benefits paid	(74)	(487)	(5,925)
Pension assets refunding cost	(3)	—	—
Effects of transitions to defined contribution plans	—	(1,011)	(12,301)
Curtailments and settlements	(907)	¥(19)	$(231)

Fair value of plan assets, end of year	¥1,403	—	—

Funded status, end of year	¥(1,843)	—	—

Amounts recognized in the consolidated balance sheets consist of:
Other current liabilities	(34)	—	—
Accrued pension and severance costs	(1,809)	—	—

Net amount recognized	¥(1,843)	—	—

Schedule Of Recognized Accumulated Other Comprehensive Income (Loss)

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Actuarial net loss	¥(335)	¥(52)	$(633)

	¥(335)	¥(52)	$(633)

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	¥3,246	—	—
Accumulated benefit obligation	3,048	—	—
Fair value of plan assets	1,403	—	—

Schedule Of Net Periodic Cost

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Service cost—benefits earned during the year	¥210	¥254	¥132	$1,606
Interest cost on projected benefit obligation	25	33	15	183
Expected return on plan assets	(38)	(26)	(14)	(170)
Recognized actuarial gain or loss	(27)	20	20	243
Settlement gain or loss	—	(103)	292	3,553
Loss from special termination benefit	—	—	769	9,356

Net periodic cost	¥170	¥178	¥1,214	$14,771

Schedule Of Estimated Amortization For Actuarial Loss

	Millions of Yen	Thousands of U.S. Dollars
Actuarial net loss	—	—

Schedule Of Assumptions Used To Determine Projected Benefit Obligations

	2011	2012
Weighted-average assumptions:
Discount rate	0.9%	—
Assumed rate of increase in future compensation levels	1.5%	—

Schedule Of Assumptions Used To Determine Net Periodic Cost

	2010	2011	2012
Weighted-average assumptions:
Discount rate	1.1%	0.9%	0.9%
Assumed rate of increase in future compensation levels	1.9%	1.8%	1.5%
Expected long-term rate of return on plan assets	2.0%	2.0%	2.0%

Schedule Of Fair Values Of Plan Assets

	Millions of Yen
Year Ended March 31, 2011	Level 1	Level 2	Level 3	Total
Plan assets
Equity securities:
Pooled funds	—	¥541	—	¥541
Debt securities:
Pooled funds	—	392	—	392
Other investments:
Life insurance company general accounts	—	435	—	435
Others	—	35	—	35

Total plan assets	—	¥1,403	—	¥1,403

Schedule Of Pension Fund

Pension Funds	EIN/ Pension Plan Number	Pension Protection Act Zone Status		FIP/RP Status Pending/ Implemented		Contributions (Millions of Yen)			Surcharge Imposed		Expiration Date of Agreement
		2011	2012	2011	2012	2010	2011	2012	2011	2012
Kanto IT Software Pension Fund	N/A	N/A	N/A	No	No	985	809	781	No	No	—